Collection Period Ended 30-Sep-2011
Principal Note
Payment Factor
60,081,009.49 0.483402
0.00 1.000000
0.00 1.000000
0.00 1.000000
60,081,009.49
Target Overcollateralization Amount 108,958,181.84 6.65%
Current Overcollateralization Amount 108,958,181.84 6.65%
Amount Percentage
Initial Overcollateralization Amount 90,968,899.86 5.55%
Pool Balance
1,691,640,220.36
1,505,430,322.67
1,445,192,160.55
Yield Supplement Overcollateralization Amount 53,171,320.50 46,549,590.13 44,450,158.46
Adjusted Pool Balance 1,638,468,899.86 1,458,880,732.54 1,400,742,002.09
Overcollateralization 90,968,899.86 107,015,902.80 108,958,181.84
0.000000
Total Note Balance
1,547,500,000.00
1,351,864,829.74
1,291,783,820.25
Class A-4 Notes 132,500,000.00 132,500,000.00 132,500,000.00
0.000000
Class A-3 Notes 451,000,000.00 451,000,000.00 451,000,000.00 0.000000
Class A-2 Notes
469,000,000.00 469,000,000.00 469,000,000.00
Face Amount
Class A-1 Notes 495,000,000.00 299,364,829.74 239,283,820.25 121.375777
Balance Balance Balance
1-m Libor 0.229000%
Summary
Initial Beginning Ending Principal per $1000
32
Interest Period of the Class A-3 and A-4 Notes (from... to) 15-Sep-2011 15-Oct-2011 30/360 Days 30
Interest Period of the Class A-1 and A-2 Notes (from... to) 15-Sep-2011 17-Oct-2011 Actual/360 Days
Record Date 14-Oct-2011
Distribution Date 17-Oct-2011
Collection Period (from... to) 1-Sep-2011 30-Sep-2011
Determination Date
13-Oct-2011
Amounts in USD
Dates
Collection Period No.
3
Mercedes-Benz Auto Receivables Trust 2011-1
Investor Report
Interest & Principal
Payment
60,138,665.83
141,325.33
319,458.33
134,708.33
$60,734,157.82
64,549,367.08
Interest Distributable Amount Class A Notes
653,148.33 653,148.33 0.00
thereof on Class A-4 Notes
0.00 0.00 0.00
thereof on Class A-3 Notes 0.00 0.00 0.00
thereof on Class A-2 Notes 0.00 0.00 0.00
thereof on Class A-1 Notes 0.00 0.00 0.00
Interest Carryover Shortfall Amount 0.00 0.00 0.00
thereof on Class A-4 Notes 134,708.33 134,708.33 0.00
thereof on Class A-3 Notes 319,458.33 319,458.33 0.00
thereof on Class A-2 Notes 141,325.33 141,325.33 0.00
thereof on Class A-1 Notes 57,656.34 57,656.34 0.00
Monthly Interest Distributable Amount 653,148.33 653,148.33 0.00
Total Trustee Fee
0.00 0.00 0.00
Due Paid Shortfall
Total Servicing Fee 1,254,525.27 1,254,525.27 0.00
Total Distribution
Distribution Detail
Available Funds
64,549,367.08
(9) Excess Collections to Certificateholders 2,560,683.99
Reserve Fund Draw Amount 0.00 (8) Total Trustee Fees [not previously paid under (2)] 0.00
Available Collections
64,549,367.08 (7) Additional Servicing Fee and Transition Costs 0.00
Investment Earnings 0.00 (6) Regular Principal Distributable Amount 60,081,009.49
Advances made by the Servicer 0.00 (5) To Reserve Fund to reach the Reserve Fund Required Amount 0.00
Purchase Amounts 0.00 (4) Priority Principal Distributable Amount 0.00
Recoveries
0.00
(3) Interest Distributable Amount Class A Notes
653,148.33
Net Liquidation Proceeds 123,270.04 (2) Total Trustee Fees (max. $100,000 p.a.) 0.00
Interest Collections
4,649,816.94
Nonrecoverable Advances to the Servicer 0.00
Available Funds
Distributions
Principal Collections 59,776,280.10 (1) Total Servicing Fee 1,254,525.27
Total
$653,148.33
0.708333
Class A-4 Notes 1.220000% 134,708.33 1.016667 1.016667
Class A-3 Notes 0.850000% 319,458.33 0.708333
121.492254
Class A-2 Notes
0.339000% 141,325.33 0.301333 0.301333
Class A-1 Notes 0.216670% 57,656.34 0.116477
Interest per Interest & Principal Payment
Interest Rate Interest Payment $1000 Face Amount per $1000 Face Amount
Notice to Investors
Net Investment Earnings on the Collection Account 0.00
Investment Earnings for the Collection Period 0.00
Reserve Fund Deficiency 0.00
Investment Earnings
Net Investment Earnings on the Reserve Fund 0.00
minus Reserve Fund Draw Amount 0.00
Reserve Fund Amount - Ending Balance 4,096,172.25
plus Net Investment Earnings for the Collection Period 0.00
minus Net Investment Earnings 0.00
Reserve Fund Amount - Beginning Balance
4,096,172.25
plus top up Reserve Fund up to the Required Amount 0.00
Reserve Fund and Investment Earnings
Reserve Fund
Reserve Fund Required Amount 4,096,172.25
Aggregate Principal Distributable Amount
60,081,009.49 60,081,009.49 0.00
Regular Principal Distributable Amount
60,081,009.49 60,081,009.49 0.00
Priority Principal Distributable Amount 0.00 0.00 0.00
Cumulative Principal Net Losses as % of Cutoff Date Pool Balance 0.022%
Principal Net Losses 340,404.88
Cumulative Principal Net Losses
376,870.27
Principal Net Liquidation Proceeds 121,477.14
Principal Recoveries 0.00
*A receivable is not considered delinquent if the amount past due is less than 10% of the payment due under such receivable
Losses
Current
Principal Gross Losses 461,882.02
Total
1,445,192,160.55 58,271 100.00%
91-120 Days Delinquent 636,858.00 18 0.04%
61-90 Days Delinquent
682,840.41 20 0.05%
31-60 Days Delinquent 3,043,080.17 95 0.21%
1,440,829,381.97 58,138 99.70%
Amount Number of Receivables Percentage
Current
Weighted Average Seasoning (months) 13.28 16.90
Delinquency Profile *
Weighted Average APR 3.62% 3.61%
Weighted Average Number of Remaining Payments 45.89 42.61
Pool Factor 85.43%
As of Cutoff Date Current
Principal Gross Losses 461,882.02
Pool Balance end of Collection Period 1,445,192,160.55 58,271
Principal Collections attributable to Full Pay-offs 20,074,187.04
Principal Purchase Amounts 0.00
1,505,430,322.67 59,299
Principal Collections 39,702,093.06
Cutoff Date Pool Balance 1,691,640,220.36 62,088
Pool Balance beginning of Collection Period
Pool Statistics
Pool Data
Amount Number of Receivables